[ATLANTA CAPITAL LOGO]


[PHOTO OF STATUE/BUILDINGS]

ANNUAL REPORT SEPTEMBER 30, 2002

[PHOTO OF CURRENCY/PHONE]

ATLANTA CAPITAL INTERMEDIATE BOND FUND

[PHOTO OF BUILDINGS]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President

Atlanta Capital Intermediate Bond Fund Class I shares had a total return of 5.67% during the period from inception on April 30, 2002 through September 30, 2002. That was the result of an increase in net asset value (NAV) per share from $10.00 on April 30, 2002 to $10.37 on September 30, 2002, and the reinvestment of $0.193 in dividends. The Fund's Class R shares had a total return of 5.46% during the period from inception on April 30, 2002 through September 30, 2002. That return was the result of an increase in NAV from $10.00 on April 30, 2002 to $10.37 on September 30, 2002, and the reinvestment of $0.172 in dividends.

Based on the Fund's most recent distributions and NAVs of $10.37 for Class I and $10.37 for Class R, Class I and Class R had distribution rates of 4.44% and 3.95%, respectively, on September 30, 2002.(1) The Fund's SEC 30-day yields were 2.85% and 2.36%, respectively, at September 30, 2002.(2)

The Lehman High Quality Intermediate Aggregate Index - a broad-based index of intermediate-maturity bonds - had a total return of 5.60% for the same period.(3)

A sluggish economy and global uncertainties have drawn investors to bonds ...

A weak economy, a dramatic decline in the equity markets and continuing worries over global politics have made the bond markets increasingly appealing for investors. While the recession of 2001 proved relatively mild by historical standards, the recovery has been lackluster. In a climate in which investors have been reluctant to embrace risk, the intermediate term segment of the bond market has offered quality, attractive income and significantly less volatility than longer maturities.

Bonds continue to play a key role in investors' portfolios ...

A high-quality, well-diversified portfolio that includes bonds has strong appeal for investors. We remain a strong proponent of asset allocation and believe that a balanced portfolio benefits investors in a broad range of market conditions. In the pages that follow, the Atlanta Capital investment team of Gregory L. Coleman and James A. Womack discuss the Fund's strategy in light of recent economic trends and offer their thoughts on the bond market in the months ahead.

                             Sincerely,

                             /s/ Thomas E. Faust Jr.

                             Thomas E. Faust Jr.
                             President
                             November 12, 2002

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(4)                                     CLASS I      CLASS R
--------------                                     -------      -------
Cumulative Total Returns (at net asset value)
Life of Fund+                                         5.67%        5.46%

+    Inception date: Class I and Class R - 4/30/02

(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (3) It is not possible to invest directly in an index. (4) Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
YIELD WILL VARY.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH GREGORY L. COLEMAN AND JAMES A. WOMACK, WHO COMPRISE THE INVESTMENT TEAM MANAGING ATLANTA CAPITAL INTERMEDIATE BOND FUND.

[PHOTO OF GREGORY L. COLEMAN AND JAMES A. WOMACK]

Q:   Do you feel the economic recovery will remain weak by historical standards?

A: MR.COLEMAN: It is true that, by historical standards, the recovery, which began at the end of 2001, has been weak. It is more reminiscent of the 1991 recovery - anemic job creation and below-potential GDP growth - than the "V-shaped" recoveries of the 1970s and 1980s. This is somewhat to be expected because this recession was such a shallow one. Further, the silver lining to our slow job growth has been the continued pickup in productivity. Assuming this pick-up in productivity continues, it should lead to a return of near-potential growth for the economy as a whole in 2003. With plenty of unused capacity and little corporate pricing power, inflation is likely to remain off of the Federal Reserve's radar screen as a threat to more robust economic growth.

Q:   What is your inflation outlook for the coming year?

A: MR. COLEMAN: We believe that the combination of the "productivity miracle" and the emergence of China as a major economic force will keep inflation low for the foreseeable future. Interest rates around the world have receded to levels not generally seen since the 1960s. The forces of global competition and the increasing price transparency offered by Internet technologies underpin this sanguine inflation outlook. With this backdrop, we feel that the normal cyclical upward interest rate pressures will be present, but muted, particularly away from the Treasury sector.

Q: Given that interest rates and your inflation expectations are very low, how will interest rate strategy impact returns going forward?

A: MR. WOMACK: We do see an opportunity to capitalize on the steepness of the yield curve. The yield differential between the 2-year and 30-year Treasury bond is near its historical highs. Our analysis of the last three Fed cycles indicates that this relationship always contracts - the yield curve flattens - when measured from the end of an easing cycle to the end of a tightening cycle. In our view, an accelerating economy would cause short-term rates to rise relative to long-term rates as the Fed easing cycle would correctly be viewed as ended. As a result, we remain positioned to capitalize on a

[SIDENOTE]

FUND SECTOR WEIGHTINGS(1)

[CHART]

Asset-Backed Securities                 18.1%
Corp. Bonds & Notes                     11.3%
Collateralized Mortgage Obligations     23.1%
U.S. Government Agency                   4.1%
Mortgage-Backed Securities               9.1%
U.S. Treasury Obligations               11.7%
Short-Term Investments                  19.0%
Other                                    3.6%

(1) Fund Sector Weightings are determined by dividing the total market value of the holdings by the total net assets of the Fund. Because the Fund is actively managed, Fund Sector Weightings are subject to change.

     flattening yield curve by favoring intermediate-term bonds with shorter and longer maturities, while maintaining the overall intermediate maturity of the Fund.

Q: With interest rates at 40-year lows, holders of mortgage-backed securities faced enormous prepayments in recent months, as homeowners refinanced. How did that affect the performance of the Fund and would prepayment risk be as great with higher interest rates going forward?

A: MR. WOMACK: For the past year, adjusting for maturity, mortgages have been the best performing sector in the bond market and the Fund has benefited from owning them. Nevertheless, all mortgage-related securities are susceptible to prepayment risk. We have managed that risk by concentrating the Fund's mortgage holdings in short, low volatility, collateralized mortgage obligations (CMOs). These well-structured CMOs are AAA-rated, government backed, provide exceptional yield and have more predictable prepayment characteristics than traditional mortgage pass-throughs.

     Going forward, assuming a higher interest rate environment, prepayments would certainly decline from recent levels. However, for mortgage investors who bought pass-throughs or CMOs made from new 5.5% or 6.0% 30-year mortgages, a higher interest rate environment may be more painful than the prepayment environment experienced in recent months. It's likely that prepayments on these low rate loans would decline sharply in a higher interest rate environment. Thus the average maturity of these low-coupon bonds would lengthen dramatically in a time when rates are rising. In order to minimize extension risk within the Fund, we opted not to buy bonds backed by very low-coupon mortgages, while favoring well-structured securities backed by seasoned 7.0% and higher interest rate mortgages. The result has been a more stable Fund that we believe will be less susceptible to prepayment risk in a rising interest rate environment.

Q:   What is your outlook for corporate bonds?

A: MR. WOMACK: The past year has been tough for the corporate bond market. Many corporate bonds have fallen in value despite the large gains in Treasury bonds, and this has caused the broad corporate bond market indices to report lackluster returns and appear OcheapO by historical standards. However, bonds of some companies, particularly consumer non-cyclical businesses, have performed quite well and appear fully valued. We continue to view the sector cautiously. Corporate balance sheets remain stressed, companies have little pricing power, and the economic recovery has been weak. We will be selective in adding names in the corporate sector when we believe the risk/reward trade-off is in our favor. We will continue to look for attractively priced bonds issued by companies that have sound fundamentals.

[CHART]

Comparison of Change in Value of a $10,000 Investment in Atlanta Capital Intermediate Bond Fund, Class I and Class R, vs. the Lehman High Quality Intermediate Aggregate Index.*


              ATLANTA CAPITAL                 LEHMAN BROTHERS                 ATLANTA CAPITAL
             INTERMEDIATE BOND            INTERMEDIATE AGGREGATE             INTERMEDIATE BOND
DATE           FUND- CLASS I                      INDEX                        FUND- CLASS R
4/30/02           10,000                          10,000                           10,000
5/31/02           10,089                          10,088                           10,085
6/30/02           10,207                          10,176                           10,199
7/31/02           10,347                          10,298                           10,335
8/31/02           10,438                          10,421                           10,420
9/30/02           10,567                          10,560                           10,546

PERFORMANCE                                         CLASS I         CLASS R
-----------                                         -------         -------
Cumulative Total Returns (at net asset value)
Life of Fund**                                        5.67%           5.46%

**   Inception date: Class I and Class R - 4/30/02

*    Source: TowersData, Bethesda, MD.; Lehman Brothers.

     The chart compares the Fund's total return with those of the Lehman High Quality Intermediate Aggregate Index, a market-value weighted index that covers U.S. investment-grade, fixed-rate bonds rated A3 or better by Moody's Investors Service, Inc., with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Securities included in the Index are U.S. domestic, taxable and dollar-denominated. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

ASSET-BACKED SECURITIES -- 18.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
CIT Group Home Equity Loan Trust,
Series 2002-1, Class AF2,
4.57%, 1/25/23                                $  250       $   256,332
Countrywide Asset-Backed Certificates,
Series 1999-1, Class AF2,
6.16%, 9/25/25                                    57            58,356
Countrywide Asset-Backed Certificates,
Series 2000-1, Class AF3,
7.83%, 7/25/25                                   263           266,654
Daimler Chrysler Auto Trust,
Series 2001-C, Class A3, 4.21%, 7/6/05           500           512,952
Discover Card Master Trust I,
Series 2001-5, Class A,
5.30%, 11/16/06                                  100           105,262
Federal National Mortgage Assn., FNW
Series 2001-W1, Class AF2, ABS,
5.242%, 10/25/22                                 149           149,412
Ford Credit Auto Owner Trust,
Series 2000-G, Class A4,
6.62%, 7/15/04                                   191           195,133
Ford Credit Auto Owner Trust,
Series 2000-A, Class A4,
7.09%, 11/17/03                                  124           125,685
Residential Asset Securities Corp.,
Series 2001-KS2, Class AI3,
5.751%, 3/25/27                                  500           514,133
----------------------------------------------------------------------
Total Asset Backed Securities
   (identified cost, $2,154,040)                           $ 2,183,919
----------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 11.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Citigroup, Inc., 6.50%, 1/18/11               $  250       $   278,695
Countrywide Home Loan, 5.625%, 7/15/09           250           262,615
Emerson Electric, 7.125%, 8/15/10                200           233,224
Key Bank NA, 7.00%, 2/1/11                       250           287,074
Target Corp., 7.50%, 8/15/10                     250           301,330
----------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost, $1,253,199)                           $ 1,362,938
----------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 23.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Citicorp Mortgage Securities, Inc.,
Series 1999-3, Class A2, 6.10%, 5/25/29       $  250       $   257,906
Federal Home Loan Mortgage Corp.,
Series 1589, Class N, 6.25%, 4/15/23             201           213,409
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Series 1614, Class J, 6.25%, 11/15/22         $   79       $    83,167
Federal Home Loan Mortgage Corp.,
Series 2098, Class VA, 6.00%, 10/15/05            98           103,910
Federal Home Loan Mortgage Corp.,
Series 2112, Class TA, 6.00%, 1/15/07             23            23,011
Federal Home Loan Mortgage Corp.,
Series 2113, Class QB, 6.00%, 10/15/14            32            31,750
Federal Home Loan Mortgage Corp.,
Series 2121, Class NC, 5.50%, 8/15/16            250           256,393
Federal Home Loan Mortgage Corp.,
Series 2259, Class VJ, 7.00%, 3/15/08             79            81,341
Federal Home Loan Mortgage Corp.,
Series 2489, Class MA, 5.00%, 12/15/12           400           408,796
Federal National Mortgage Assn.,
Series 1994-1, Class N, 6.50%, 7/25/13            61            63,470
Federal National Mortgage Assn.,
Series 2001-80, Class PB,
5.00%, 5/25/17                                   198           205,995
Federal National Mortgage Assn.,
Series 2002-27, Class DC,
5.50%, 5/25/09                                   224           230,839
Prudential Home Mortgage Securities,
Series 1993-35, Class A7,
6.75%, 9/25/08                                    61            61,526
Residential Funding Mortgage Securities
I, Series 1999-S5, Class S5,
6.20%, 2/25/29                                   243           249,289
Sears Mortgage Securities, Series 1991,
Class K, 5.41%, 9/25/21                           19            18,681
Washington Mutual, Series 2002-S5,
Class A-1, 5.50%, 9/25/32                        496           507,751
----------------------------------------------------------------------
Total Collateralized Mortgage Obligations
   (identified cost, $2,749,019)                           $ 2,797,234
----------------------------------------------------------------------

GOVERNMENT AGENCY -- 4.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Sub
Debt
5.875%, 3/21/11                               $  200       $   217,803
Federal National Mortgage Assn., Sub
Debt
6.25%, 2/1/11                                    250           278,097
----------------------------------------------------------------------
Total Government Agency
   (identified cost, $452,097)                             $   495,900
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

MORTGAGE-BACKED SECURITIES -- 9.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Pool
#40402, 5.50%, 1/1/07                         $  124       $   127,361
Federal National Mortgage Assn.,
4.375%, 10/31/12                              $  975       $   975,340
----------------------------------------------------------------------
Total Mortgage-Backed Securities
   (identified cost, $1,089,472)                           $ 1,102,701
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 11.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Note, 6.00%, 8/15/09            $  100       $   117,121
U.S. Treasury Strip, 0.00%, 11/15/04             950           915,318
U.S. Treasury Strip, 0.00%, 5/15/09              470           377,425
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $1,256,245)                           $ 1,409,864
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 19.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Discount Note, 11/27/02                       $  300       $   299,209
Federal Home Loan Bank Corp. Discount
Note, 10/2/02                                  1,000           999,954
U.S. Treasury Bill, 10/24/02                   1,000           998,952
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,298,115)                         $ 2,298,115
----------------------------------------------------------------------
Total Investments -- 96.4%
   (identified cost $11,252,187)                           $11,650,671
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.6%                     $   440,675
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $12,091,346
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $11,252,187)         $11,650,671
Cash                                          897,506
Receivable for Fund shares sold                 4,678
Receivable from the Administrator              16,521
Interest receivable                            42,716
Prepaid expenses                                3,502
-----------------------------------------------------
TOTAL ASSETS                              $12,615,594
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   499,357
Payable for Fund shares redeemed                7,500
Accrued expenses                               17,391
-----------------------------------------------------
TOTAL LIABILITIES                         $   524,248
-----------------------------------------------------
NET ASSETS                                $12,091,346
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $11,418,373
Accumulated undistributed net realized
   gain (computed on the basis of
   identified cost)                           274,489
Net unrealized appreciation (computed on
   the basis of identified cost)              398,484
-----------------------------------------------------
TOTAL                                     $12,091,346
-----------------------------------------------------

Class I Shares
-----------------------------------------------------
NET ASSETS                                $12,088,701
SHARES OUTSTANDING                          1,166,227
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.37
-----------------------------------------------------
Class R Shares
-----------------------------------------------------
NET ASSETS                                $     2,645
SHARES OUTSTANDING                                255
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.37
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)
Investment Income
--------------------------------------------------
Interest                                  $230,081
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $230,081
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $ 19,751
Distribution and service fees
   Class R                                       6
Legal and accounting services               23,239
Custodian fee                                7,479
Registration fees                            6,042
Printing and postage                         2,279
Transfer and dividend disbursing agent
   fees                                      1,205
Miscellaneous                                1,659
--------------------------------------------------
TOTAL EXPENSES                            $ 61,660
--------------------------------------------------
Deduct --
   Reduction of investment adviser fee    $  7,986
   Allocation of expenses to the
      Administrator                         16,521
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 24,507
--------------------------------------------------

NET EXPENSES                              $ 37,153
--------------------------------------------------

NET INVESTMENT INCOME                     $192,928
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $305,632
--------------------------------------------------
NET REALIZED GAIN                         $305,632
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $398,484
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $398,484
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $704,116
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $897,044
--------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002(1)
---------------------------------------------------------------
From operations --
   Net investment income                  $             192,928
   Net realized gain                                    305,632
   Net change in unrealized appreciation
      (depreciation)                                    398,484
---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $             897,044
---------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class I                             $            (224,028)
      Class R                                               (43)
---------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $            (224,071)
---------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
   Class I                                $          11,976,563
   Class R                                                2,510
Net asset value of shares issued to
   shareholders in payment of
   distributions declared
   Class I                                              224,028
   Class R                                                   43
Cost of shares redeemed
   Class I                                             (784,771)
---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $          11,418,373
---------------------------------------------------------------

NET INCREASE IN NET ASSETS                $          12,091,346
---------------------------------------------------------------

Net Assets
---------------------------------------------------------------
At beginning of period                    $                  --
---------------------------------------------------------------
AT END OF PERIOD                          $          12,091,346
---------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS I
                                  --------------------------------
                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                         $ 0.166
Net realized and unrealized
   gain                                         0.397
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                  $ 0.563
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income                    $(0.193)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(0.193)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $10.370
------------------------------------------------------------------

TOTAL RETURN(3)                                  5.67%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $12,089
Ratios (As a percentage of
   average daily net assets):
   Net expenses                                  0.75%(4)
   Net investment income                         3.91%(4)
Portfolio Turnover                                 42%
------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and an allocation of expenses to the
   Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                      1.25%(4)
   Net investment income                         3.41%(4)
Net investment income per
   share                                      $ 0.145
------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS R
                                  --------------------------------
                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                         $ 0.146
Net realized and unrealized
   gain                                         0.396
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                  $ 0.542
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income                    $(0.172)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(0.172)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $10.370
------------------------------------------------------------------

TOTAL RETURN(3)                                  5.46%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $     3
Ratios (As a percentage of
   average daily net assets):
   Net expenses                                  1.25%(4)
   Net investment income                         3.43%(4)
Portfolio Turnover                                 42%
------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and an allocation of expenses to the
   Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                      1.75%(4)
   Net investment income                         2.93%(4)
Net investment income per
   share                                      $ 0.125
------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Atlanta Capital Intermediate Bond Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   Transactions in shares of beneficial interest were as follows:

                                              PERIOD ENDED
    CLASS I                                   SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                                    1,221,001
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                                21,941
    Redemptions                                                (76,715)
    ------------------------------------------------------------------
    NET INCREASE                                             1,166,227
    ------------------------------------------------------------------

                                              PERIOD ENDED
    CLASS R                                   SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                                          251
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                                     4
    ------------------------------------------------------------------
    NET INCREASE                                                   255
    ------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

   On May 1, 2002, the Fund received an in-kind contribution in return for 1,159,651 Class I shares of the Fund.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the period from the start of business, April 30, 2002 to September 30, 2002, the advisory fee amounted to $19,751. In order to enhance the net income of the Fund, BMR made a reduction of the investment adviser fee of $7,986. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, L.L.C. ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. To enhance the net income of the Fund, the Administrator was allocated $16,521 of the Fund's operating expenses for the period from the start of business, April 30, 2002 to September 30, 2002. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2002 to September 30, 2002, no significant amounts have been deferred. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution Plan
-------------------------------------------
   The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $3 for Class R shares to or payable to EVD for the period from the start of business, April 30, 2002 to September 30, 2002, representing 0.25% (annualized) of the average daily net assets for Class R shares.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the period from the start of business, April 30, 2002 to September 30, 2002 amounted to $3 for Class R shares.

6 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $13,460,993,

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   $4,227,013, and $784,708, respectively, for the period from the start of business, April 30, 2002 to September 30, 2002.

7 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 11,257,094
    ------------------------------------------------------
    Gross unrealized appreciation             $    404,388
    Gross unrealized depreciation                  (10,811)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    393,577
    ------------------------------------------------------

8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period from the start of business, April 30, 2002 to September 30, 2002.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF ATLANTA CAPITAL INTERMEDIATE BOND FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Atlanta Capital Intermediate Bond Fund (the "Fund") (one of the series of Eaton Vance Growth Trust) as of September 30, 2002, and the related statement of operations, the statements of changes in net assets and the financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Atlanta Capital Intermediate Bond Fund at September 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 1, 2002

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust), are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                                                                                            NUMBER OF
                                                                      PRINCIPAL           PORTFOLIOS IN
                                            TERM OF OFFICE          OCCUPATION(S)         FUND COMPLEX              OTHER
        NAME AND             POSITION(S)     AND LENGTH OF           DURING PAST           OVERSEEN BY          DIRECTORSHIPS
      DATE OF BIRTH        WITH THE TRUST       SERVICE              FIVE YEARS            TRUSTEE(1)               HELD
------------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz          Trustee      Since 1998       President and Chief                185                 None
11/28/59                                                     Executive Officer of
                                                             National Financial Partners
                                                             (financial services
                                                             company) (since April
                                                             1999). President and Chief
                                                             Operating Officer of John
                                                             A. Levin & Co. (registered
                                                             investment adviser) (July
                                                             1997 to April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company, which
                                                             owns John A. Levin & Co.
                                                             (July 1997 to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person because
                                                             of her affiliation with a
                                                             brokerage firm.
James B. Hawkes                Trustee      Since 1989       Chairman, President and            190            Director of EVC
11/9/41                                                      Chief Executive Officer of
                                                             BMR, EVM and their
                                                             corporate parent and
                                                             trustee, Eaton Vance Corp.
                                                             (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively. Director of
                                                             EV; Vice President and
                                                             Director of EVD. Trustee
                                                             and/or officer of 190
                                                             investment companies in the
                                                             Eaton Vance Fund Complex.
                                                             Mr. Hawkes is an interested
                                                             person because of his
                                                             positions with BMR, EVM and
                                                             EVC, which are affiliates
                                                             of the Trust.

NONINTERESTED TRUSTEE(S)

                                                                                            NUMBER OF
                                                                      PRINCIPAL           PORTFOLIOS IN
                                            TERM OF OFFICE          OCCUPATION(S)         FUND COMPLEX              OTHER
        NAME AND             POSITION(S)     AND LENGTH OF           DURING PAST           OVERSEEN BY          DIRECTORSHIPS
      DATE OF BIRTH        WITH THE TRUST       SERVICE              FIVE YEARS            TRUSTEE(1)               HELD
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight               Trustee      Since 1989       President of Dwight                190      Trustee/Director of the
3/26/31                                                      Partners, Inc. (corporate                   Royce Funds (mutual funds)
                                                             relations and                               consisting of 17 portfolios
                                                             communications company).
Samuel L. Hayes, III           Trustee      Since 1989       Jacob H. Schiff Professor          190      Director of Tiffany & Co.
2/23/35                                                      of Investment Banking                       (specialty retailer) and
                                                             Emeritus, Harvard                           Director of Telect, Inc.
                                                             University Graduate School                  (telecommunication services
                                                             of Business Administration.                 company)
Norton H. Reamer               Trustee      Since 1989       President, Unicorn                 190                 None
9/21/35                                                      Corporation (an investment
                                                             and financial advisory
                                                             services company) (since
                                                             September 2000). Chairman,
                                                             Hellman, Jordan Management
                                                             Co., Inc. (an investment
                                                             management company) (since
                                                             November 2000). Advisory
                                                             Director, Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since June
                                                             2002). Formerly, Chairman
                                                             of the Board, United Asset
                                                             Management Corporation (a
                                                             holding company owning
                                                             institutional investment
                                                             management firms) and
                                                             Chairman, President and
                                                             Director, UAM Funds (mutual
                                                             funds).
Lynn A. Stout                  Trustee      Since 1998       Professor of Law,                  185                 None
9/14/57                                                      University of California at
                                                             Los Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of Law,
                                                             Georgetown University Law
                                                             Center.
Jack L. Treynor                Trustee      Since 1989       Investment Adviser and             170                 None
2/21/30                                                      Consultant.

ATLANTA CAPITAL INTERMEDIATE BOND FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                      PRINCIPAL
                                            TERM OF OFFICE          OCCUPATION(S)
        NAME AND             POSITION(S)     AND LENGTH OF           DURING PAST
      DATE OF BIRTH        WITH THE TRUST       SERVICE              FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Gregory L. Coleman         Vice President   Since 2001       Partner of Atlanta Capital
10/28/49                                                     Management Company, L.L.C.
                                                             (Atlanta Capital). Officer
                                                             of 10 investment companies
                                                             managed by EVM or BMR.
Thomas E. Faust, Jr.          President     Since 2002       Executive Vice President
5/31/58                                                      and Chief Investment
                                                             Officer of EVM and BMR and
                                                             Director of EVC. Officer of
                                                             50 investment companies
                                                             managed by EVM or BMR.
James A. Womack            Vice President   Since 2001       Vice President of Atlanta
11/20/68                                                     Capital. Officer of 10
                                                             investment companies
                                                             managed by EVM or BMR.
Alan R. Dynner                Secretary     Since 1997       Vice President, Secretary
10/10/40                                                     and Chief Legal Officer of
                                                             BMR, EVM, EVD and EVC.
                                                             Officer of 190 investment
                                                             companies managed by EVM or
                                                             BMR.
James L. O'Connor             Treasurer     Since 1989       Vice President of BMR, EVM
4/1/45                                                       and EVD. Officer of 112
                                                             investment companies
                                                             managed by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
ATLANTA CAPITAL MANAGEMENT COMPANY, L.L.C.
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL INTERMEDIATE BOND FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

ATLANTA CAPITAL INTERMEDIATE BOND FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN, SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

1443-11/02                                                                AIBSRC